EARNINGS PER SHARE - Schedule of Earnings Per Share for Continuing Operations (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Profit for the period attributable to the owners of the parent	$ 124	$ 283	$ 281
Denominator:
Weighted average Common Shares outstanding for basic earnings per share	216,117,656	206,942,440	206,942,440
Weighted average common shares outstanding for diluted earnings per share	216,117,656	206,942,440	206,942,440
Basic earnings per share	$ 0.57	$ 1.37	$ 1.36
Diluted earnings per share	$ 0.57	$ 1.37	$ 1.36